FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):	811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	PRINCIPLED EQUITY
MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	20 WILLIAM STREET
WELLESLEY, MA 02481

NAME AND ADDRESS OF AGENT FOR SERVICE:	CHRISTOPHER Y. WILLIAMS
5072 ANNUNCIATION CIRCLE
SUITE 317
AVE MARIA, FL 34142

REGISTRANT'S TELEPHONE NUMBER:	(239) 304-1679

DATE OF REPORTING PERIOD:	MARCH 31, 2015

PRINCIPLED EQUITY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015
(Unaudited)

Quantity	Security	Market Value

	COMMON STOCK -- 99.81%
	CONSUMER DISCRETIONARY -- 14.64%
	Auto Components Industry -- 0.30%
2,200	Johnson Controls Incorporated	$110,968

	Automobiles Industry -- 0.77%
10,100	Ford Motor Company	163,014
1,289	General Motors Corporation	48,337
1,244	Harley-Davidson Incorporated	75,561
		286,912

	Distributors Industry -- 0.66%
2,633	Genuine Parts Company	245,369

	Household Durables Industry -- 0.53%
1,200	D.R. Horton Incorporated	34,176
982	Newell Rubbermaid Incorporated	38,367
1,300	Stanley Black Decker Incorporated	123,968
		196,511

	Hotels Restaurants & Leisure Industry -- 2.20%
700	Darden Restaurants Incorporated	48,538
4,200	McDonalds Corporation	409,248
2,800	Starbucks Corporation	265,160
1,200	Yum! Brand Incorporated	94,464
		817,410

	Internet & Catalog Retail Industry -- 0.62%
101	NetFlix Incorporated	42,086
163	Priceline.com Incorporated	189,756
		231,842

	Media Industry -- 3.58%
9,050	Comcast Corporation Class A	511,054
2,800	DirecTV Group Incorporated	238,280
1,765	Mcgraw Hill Financial Incorporated	182,501
2,400	Omnicom Group	187,152
1,414	Time Warner Cable Class A	211,930
		1,330,917

	Multiline Retail Industry -- 1.02%
800	Kohls Corporation	62,600
1,828	Macy's Group Incorporated	118,655
2,400	Target Corporporation	196,968
		378,223

	Specialty Retail Industry -- 4.28%
2,100	American Eagle Outfitters Incorporated	35,868
954	AutoNation Incorporated	61,371
975	Best Buy	36,845
100	Foot Locker Inccorporated	6,300
5,269	Home Depot Incorporated	598,611
1,300	L Brands Incorporated	122,577
4,560	Lowe's Companies Incorporated	339,218
600	Murphy USA Incorporated	43,422
1,000	Office Depot Incorporated	9,200
1,950	Staples Incorporated	31,766

PRINCIPLED EQUITY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015
(Unaudited)

Quantity	Security	Market Value

	Specialty Retail Industry (Continued)
3,000	TJX Companies Incorporated	210,150
1,100	Tiffany & Company	96,811
		1,592,139
	Textiles Apparel & Luxury Goods Industry -- 0.68%
304	Coach Incorporated	12,595
2,400	Nike Incorporated	240,792
		253,387

	CONSUMER DISCRETIONARY TOTAL	5,443,678

	CONSUMER STAPLES -- 10.10%
	Beverages Industry -- 3.05%
14,000	Coca Cola Company	567,700
2,000	Coca Cola Enterprises	88,400
5,000	Pepsico Incorporated	478,100
		1,134,200
	Food & Staples Retailing Industry -- 3.57%
4,736	CVS/Caremark Corporation	488,803
1,700	Costco Wholesale Corporation	257,550
6,000	Sysco Corporation	226,380
3,443	Walgreens Boots Alliance Incorporated	291,553
1,200	Whole Foods Market Incorporated	62,496
		1,326,782

	Food Products Industry -- 1.61%
1,100	Campbell Soup Company	51,205
5,511	General Mills Incorporated	311,922
2,700	Kellogg Company	178,065
192	Keurig Green Mountain Incorporated	21,452
941	Mondelez International Incorporated	33,961
		596605

	Household Products Industry -- 1.87%
8,500	Procter & Gamble Company	696,490

	CONSUMER STAPLES TOTAL	3,754,077

	ENERGY -- 7.56%
	Energy Equipment & Services Industry -- 1.22%
948	Baker Hughes Incorporated	60,274
1,598	Cameron International Corporation	72,101
1,800	ERA Group Incorporated	37,512
1,500	Ensco PLC Class A	31,605
700	FMC Technologies Incorporated	25,907
485	Halliburton Company	21,282
2,800	Nabors Industries Limited	38,220
1,808	National Oilwell Varco Incorporated	90,382
900	Noble Corporation PLC	12,852
498	Rowan Companies Incorporated	8,819
795	Seacor Holdings Incorporated	55,388
		454,342
	Oil Gas & Consumable Fuels Industry -- 6.34%
1,857	Anadarko Petroleum Corporation	153,778
2,144	Apache Corporation	129,348

PRINCIPLED EQUITY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015
(Unaudited)

Quantity	Security	Market Value

	Oil Gas & Consumable Fuels Industry (Continued)
1,300	Cabot Oil & Gas Corporation	38,389
1,923	Chesapeake Energy	27,230
425	Cimarex Energy Company	48,913
2,201	Devon Energy Corporation	132,742
2,176	EOG Resources	199,517
600	EQT Corporation	49,722
2,100	Hess Corporation	142,527
700	Hollyfrontier Corporation	28,189
2,330	Kinder Morgan	98,000
6,000	Marathon Oil Company	156,660
2,170	Marathon Petroleum Corporation	222,186
2,400	Murphy Oil Corporation	111,840
2,600	Noble Energy Incorporated	127,140
1,440	Occidental Petroleum	105,120
2,000	Peabody Energy Corporation	9,840
463	Pioneer Natural	75,705
763	Range Resources Corporation	39,707
1,474	Southwestern Energy Company	34,182
6,300	Spectra Energy	227,871
3,900	Williams Companies Incorporated	197,301
		2,355,907

	ENERGY TOTAL	2,810,249

	FINANCIALS -- 14.77%
	Capital Markets Industry -- 3.79%
856	Ameriprise Financial Incorporated	111,999
6,430	Bank of New York Mellon Corporation	258,743
385	Blackrock Incorporated	140,848
1,800	Franklin Resources Incorporated	92,376
860	Goldman Sachs Group	161,654
900	Janus Capital Group Incorporated	15,471
5,540	Morgan Stanley	197,723
1,100	Northern Trust Corporation	76,615
87	Piper Jaffray Companies	4,564
5,650	Schwab (Charles) Corporation	171,986
1,500	State Street Corporation	110,295
800	T Rowe Price Group Incorporated	64,784
		1,407,058

	Commercial Banks Industry -- 2.34%
3,900	BB&T Corporation	152,061
1,100	Comerica Incorporated	49,643
2,485	Fifth Third Bankcorp	46,842
1,316	Keycorp	18,635
1,100	M & T Bank Corporation	139,700
2,200	Suntrust Banks	90,398
8,540	US Bankcorp	372,942
		870,221

	Consumer Finance Industry -- 1.03%
2,785	American Express Company	217,564
2,913	Discover Financial Services	164,148
		381,712

	Diversified Financial Services Industry -- 0.38%
1,000	CME Group Incorporated	94,710
2,900	Federal Home Loan Mortgage Association	6,612

PRINCIPLED EQUITY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015
(Unaudited)

Quantity	Security	Market Value

	Diversified Financial Services Industry (Continued)
5,500	Federal National Mortgage Association	12,925
272	Moody's Corporation	28,234
		142,481
	Insurance Industry -- 5.60%
2,000	AFLAC Incorporated	128,020
1,710	Ace Limited	190,648
2,900	Allstate Corporation	206,393
3,034	American International Group	166,233
1,800	Chubb Corporation	181,980
1,061	Cincinnati Financial	56,530
1,000	Erie Indemnity Company Class A	87,260
972	Genworth Financial	7,105
804	Hartford Financial Services Group	33,623
950	Lincoln National Corporation	54,587
600	MBIA Incorporated	5,580
2,400	Marsh and Mclennan Companies	134,616
2,567	MetLife Incorporated	129,762
5,400	Progressive Corporation	146,880
1,037	Prudential Financial	83,281
800	Renaissancere Holdings Limited	79,784
3,213	The Travelers Companies Incorporated	347,422
1,300	Unum Group	43,849
		2,083,553

	Real Estate Investment Trusts (REITs) Industry -- 1.63%
716	Equity Residential	55,748
972	General Growth Prop REIT	28,723
719	HCP Incorporated REIT	31,068
1,678	Host Hotels & Resorts Incorporated	33,862
1,700	Plum Creek Timber Company	73,865
2,100	ProLogis Incorporated REIT	91,476
1,435	Simon Property Group Incorporated	280,743
717	WP Glimcher Incorporated	11,924
		607,409

	FINANCIALS TOTAL	5,492,434

	HEALTH CARE -- 14.18%
	Biotechnology Industry -- 4.92%
3,660	Amgen Incorporated	585,051
1,040	Biogen Incorporated	439,129
6,608	Gilead Sciences Incorporated	648,443
343	Regeneron Pharmaceuticals	154,858
		1,827,481

	Health Care Equipment & Supplies Industry -- 1.64%
1,979	Hill Rom Holdings Incorporated	96,971
6,560	Medtronic PLC	511,614
		608,585

	Health Care Providers & Services Industry -- 4.18%
3,683	Amerisourcebergen Corporation	418,647
2,800	Cardinal Health Incorporated	252,756
3,590	Express Scripts Holdings Company	311,504
1,411	McKesson Corporation	319,168
3,259	Quest Diagnostics Incorporated	250,454
		1,552,529

PRINCIPLED EQUITY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015
(Unaudited)

Quantity	Security	Market Value

	Pharmaceuticals Industry -- 3.44%
12,200	Abbott Laboratories	565,226
12,200	Abbvie Incorporated	714,188
		1,279,414

	HEALTH CARE TOTAL	5,268,009

	INDUSTRIAL -- 9.56%
	Air Freight & Logistics Industry -- 1.63%
1,599	Fedex Corporation	264,555
3,530	United Parcel Service	342,198
		606,753

	Airlines Industry -- 0.61%
2,187	Delta Air Lines Incorporated	98,327
2,930	Southwest Airlines Company	129,799
		228,126

	Commercial Services & Supplies Industry -- 0.40%
224	Deluxe Corporation	15,519
3,300	Republic Services Group	133,848
		149,367

	Electrical Equipment Industry -- 1.15%
1,245	Eaton Corporation PLC	84,585
4,200	Emerson Electric Company	237,804
904	Rockwell Automation Incorporated	104,855
		427,244

	Machinery Industry -- 2.63%
970	Cummins Incorporated	134,481
2,500	Deere and Company	219,225
1,587	Flowserve Corporation	89,650
3,385	Illinois Tool Works Incorporated	328,819
48	Kadant Incorporated	2,525
2,300	Paccar Incorporated	145,222
400	Snap On Incorporated	58,824
		978,746

	Road & Rail Industry -- 2.61%
7,200	CSX Corporation	238,464
2,404	Norfolk Southern Corporation	247,420
4,474	Union Pacific Corporation	484,579
		970,463

	Trading Companies & Distributors Industry -- 0.53%
452	Now Incorporated	9,781
472	United Rentals	43,028
617	WW Grainger Incorporated	145,495
		198,304

	INDUSTRIAL TOTAL	3,559,003

	INFORMATION TECHNOLOGY -- 20.41%
	Communications Equipment Industry -- 2.34%
15,177	Cisco Systems Incorporated	417,823
587	JDS Uniphase	7,701
2,200	Juniper Networks	49,676

PRINCIPLED EQUITY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015
(Unaudited)

Quantity	Security	Market Value

	Communications Equipment Industry (Continued)
1,185	Motorola Solutions Incorporated	79,004
4,577	Qualcomm Incorporated	317,369
		871,573

	Computers & Peripherals Industry -- 5.69%
12,999	Apple Incorporated	1,617,465
7,400	EMC Corporation	189,144
5,130	Hewlett Packard Company	159,851
397	Lexmark International	16,809
1,500	Netapp Incorporated	53,190
600	Qlogic Corporation	8,844
786	Western Digital	71,534
		2,116,837

	Electronic Equipment Instruments & Components Industry -- 0.12%
1,800	Ingram Micro Incorporated	45,216

	Internet Software & Services Industry -- 3.04%
3,400	EBay Incorporated	196,112
2,314	Facebook Incorporated	190,257
673	Google Incorporated Class A	368,804
673	Google Incorporated Class C	373,313
		1,128,486

	IT Services Industry -- 3.92%
745	Accenture Limited	69,799
3,100	Automatic Data Processing Incorporated	265,484
2,400	Cognizant Tech Solutions Class A	149,736
1,140	Fidelity National Information Services	77,589
1,200	Fiserv Incorporated	95,280
3,000	MasterCard Corporation	259,170
1,500	Paychex Incorporated	74,430
629	Total System Services Incorporated	23,996
5,600	Visa Incorporated Class A	366,296
3,685	Western Union Company	76,685
		1,458,465

	Semiconductors & Semiconductor Equipment Industry -- 3.46%
1,800	Altera Corporation	77,238
2,200	Analog Devices Incorporated	138,600
5,900	Applied Materials Incorporated	133,104
900	Broadcom Corporation Class A	38,970
12,397	Intel Corporation	387,654
1,000	KLA-Tencor Corporation	58,290
450	Lam Research Corporation	31,608
2,200	Micron Technology Incorporated	59,686
2,700	Nvidia Corporation	56,511
4,800	Texas Instruments	274,512
700	Xilinx Incorporated	29,610
		1,285,783

	Software Industry -- 1.84%
1,600	Adobe Systems Incorporated	118,304
1,033	CDK Global	48,303
400	Citrix Systems Incorporated	25,548
9,906	Oracle Corporation	427,444
2,698	Symantec Corporation	63,052
		682,651

	INFORMATION TECHNOLOGY TOTAL	7,589,011

PRINCIPLED EQUITY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015
(Unaudited)

Quantity	Security	Market Value

	MATERIALS -- 2.81%
	Chemicals Industry -- 1.59%
400	Air Products and Chemicals Incorporated	60,512
600	Airgas Incorporated	63,666
698	Ecolab Incorporated	79,837
530	International Flavors and Fragrances	62,222
2,695	Praxair Incorporated	325,395
		591,632

	Construction Materials Industry -- 0.25%
1,100	Vulcan Material Company	92,730

	Containers & Packaging Industry -- 0.95%
2,802	Aptargroup Incorporated	177,983
1,800	Bemis Company Incorporated	83,358
650	Owens-Illinois Incorporated	15,158
1,721	Sealed Air Corporation	78,409
		354,908

	Metals & Mining Industry -- 0.02%
1,259	Cliffs Natural Resources Incorporated	6,056

	MATERIALS TOTAL	1,045,326

	TELECOMMUNICATION SERVICES -- 3.00%
	Diversified Telecommunication Services Industry -- 2.59%
15,231	A T & T Corporation	497,292
874	Centurylink Incorporated	30,197
2,256	Frontier Communications Corporation	15,905
8,643	Verizon Communications	420,309
		963,703

	Wireless Telecommunication Services Industry -- 0.41%
1,600	American Tower Corporation	150,640

	TELECOMMUNICATION SERVICES TOTAL	1,114,343

	UTILITIES -- 2.78%
	Electric Utilites Industry -- 0.91%
6,691	Eversource Energy	338,029

	Gas Utilities Industry -- 1.26%
3,014	Atmos Energy Corporation	166,674
4,764	UGI Corporation	155,259
2,572	WGL Holdings	145,061
		466,994

	Multi-Utilities Industry -- 0.26%
4,800	CenterPoint Energy Incorporated	97,968

	Water Utilities Industry -- 0.35%
2,434	American Water Works Company	131,947

	UTILITIES TOTAL	1,034,938

PRINCIPLED EQUITY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015
(Unaudited)

Quantity	Security	Market Value

	Total common stock (cost $16,329,264)	37,111,068

	RIGHTS -- 0.01%
1,800	Safeway Casa Ley CVR	1,827
1,800	Safeway PDC, LLC CVR	88
	Total rights (cost $1,915)	1,915

	CASH, RECEIVABLES & LIABILITIES -- 0.18%
	Cash & Other Assets Less Liabilities	68,438

	Total Net Assets	$37,181,421

PRINCIPLED EQUITY MARKET FUND

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
MARCH 31, 2015

(Unaudited)

1. Significant Accounting Policies:

Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The Trust seeks to provide long-term capital appreciation by investing in equity securities that the Trust’s management believes will contribute to the achievement of the Trust’s objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. In seeking to achieve its investment objective, the Trust purchases “acceptable” securities, identified as such by the Manager, that will, in the Sub-Adviser's opinion, contribute to this goal.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

On February 10, 2014, the Trust received written notice from the Chicago Stock Exchange (the “Exchange” or “CHX”) informing the Trust that the CHX was proposing to delist the Trust’s shares because the Trust had become so closely held and so thinly traded that it was no longer feasible to maintain a reasonable market in the shares of the Trust pursuant to CHX Article 22, Rule 22(b) and its Tier II maintenance standards. The Board of Trustees of the Trust decided not to appeal the decision of the CHX.  As a result, the Trust’s shares were delisted from the Exchange on March 10, 2014.

During July 2014, the Trust was approved to be traded on the OTC Bulletin Board (“OTCBB”).

The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the United States of America’s investment company industry.

A.
Use of Estimates-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B.
Investment Securities-- For financial reporting purposes, the Trust’s investment holdings and Net Asset Value (NAV) include trades executed through the end of the last business day of the period.  The NAV per share for processing shareholder transactions is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern, and includes trades executed through the end of the prior business day. All investments in securities are recorded at their estimated fair value, as described in Note 2. Temporary cash investments are stated at cost, which approximates market value.

PRINCIPLED EQUITY MARKET FUND

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
MARCH 31, 2015

(Unaudited)
(Continued)

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

The foreign dividend income is presented on the Statement of Operations net of any foreign tax withholdings, when applicable.

C.
Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.  The Trust also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for the taxable years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

The Trust recognizes the tax benefit from any uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the tax position.  Any tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. Management has analyzed the Trust’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013) or expected to be taken in the Trust’s 2014 tax returns.

The Trust identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Trust also follows the policy to recognize interest and penalties related to unrecognized tax benefits (if any) in income tax expense.

PRINCIPLED EQUITY MARKET FUND

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
MARCH 31, 2015

(Unaudited)
(Continued)

D.	Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.

E.
Distributions to Shareholders-- Dividends to shareholders from net investment income, if any, and net capital gains, if any, are paid at least annually and as required to comply with Federal excise tax requirements. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.

Shareholders may reinvest net investment income and capital gain distributions in additional shares of the Trust at the net asset value as of ex-dividend date or, at the election of the shareholder, receive distributions in cash.  For tax purposes, distributions from net short-term capital gains are considered to be from ordinary income.

F.
Recent Accounting Pronouncements-- In June 2014, FASB issued Accounting Standards Update 2014-11 (“ASU 2014-11”), Transfers and Servicing (Topic 860) - Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e. repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions.  ASU 2014-11 is effective for the first interim or annual period beginning after December 15, 2014.  Although still evaluating the potential impacts of ASU 2014-11 to the Trust, management does not expect the adoption of the ASU to have an effect on the Trust.

2. Securities Valuations:

As described in Note 1, the Trust utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical investments.

Level 2- Other significant observable inputs other than quoted prices included in Level 1 that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Significant unobservable inputs, to the extent relevant observable inputs are not available; representing the Trust’s own assumptions about the assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PRINCIPLED EQUITY MARKET FUND

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
MARCH 31, 2015

(Unaudited)
(Continued)

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of investments measured at fair value on a recurring basis follows.

Equity securities (common stock). Each day securities traded on national security exchanges (or reported on the NASDAQ national market) are stated at the last reported sales price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price or, if unavailable, the known current bid price which most nearly represents current market value.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Trust's investments measured at fair value  as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,443,678	$--	$--	$5,443,678
Consumer Staples	3,754,077	--	--	3,754,077
Energy	2,810,249	--	--	2,810,249
Financials	5,492,434	--	--	5,492,434
Health Care	5,268,009	--	--	5,268,009
Industrial	3,559,003	--	--	3,559,003
Information Technology	7,589,011	--	--	7,589,011
Materials	1,045,326	--	--	1,045,326
Telecommunication Services	1,114,343	--	--	1,114,343
Utilities	1,034,938	--	--	1,034,938
Total Common Stocks	$37,111,068	$--	$--	37,111,068

There were no transfers between Level 1, Level 2, and Level 3 during the period.

3. Tax Basis of Investments:

At March 31, 2015 the total cost of investments for federal income tax purposes was different than the total cost on a financial reporting basis due to the tax deferral of losses on wash sales that occurred during 2012. The federal income tax basis of the Trust’s investments at March 31, 2015 was $16,260,852. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $21,493,743.

Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $641,612.

Net unrealized appreciation in investments for tax purposes at March 31, 2015 was $20,852,131.